Subsequent events (Details) - Subsequent event ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2016 USD ($)	Jan. 31, 2016 CNY (¥)
Dada Nexus Limited ("Dada")
Subsequent events
Payment to acquire equity interest of the merged business | $	$ 200,000
Percentage of equity interest acquired	47.00%
JD Finance | Lead investors including Sequoia Capital China, China Harvest Investments and China Taiping Insurance
Subsequent events
Amount of financing round announced | ¥		¥ 6,650,000
Ownership percentage, on a fully-diluted, post-investment basis (as a percentage)		14.00%